Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited)
Revenues	$ 78,127	$ 77,805	$ 80,544	$ 81,297	$ 84,705	$ 83,337	$ 78,655	$ 58,231	$ 317,773	$ 304,928	$ 226,817
Expenses	(47,277)	(41,173)	(39,491)	(42,138)	(50,771)	(42,712)	(82,420)	(32,346)	(170,079)	(208,249)	(114,807)
Net income	7,466	4,183	18,353	11,448	6,114	25,720	(18,324)	7,783	41,450	21,293	59,238
Less: Net income attributable to noncontrolling interests (inclusive of Available Cash Distributions to advisor of $15,389, $6,157, and $0, respectively)	(7,791)	(4,187)	(9,825)	(3,773)	(4,093)	(2,447)	(1,391)	(1,960)	(25,576)	(9,891)	(4,905)
Less: Net income attributable to reedemable noncontrolling interest	3,483	(385)	(551)	(355)	(515)	(510)	(456)	(421)
Net income attributable to CPA 16 Global stockholders	$ 3,158	$ (389)	$ 7,977	$ 7,320	$ 1,506	$ 22,763	$ (20,171)	$ 5,402	$ 18,066	$ 9,500	$ 32,007
Earnings (loss) per share attributable to CPA 16 Global stockholders	$ 0.02	$ 0	$ 0.04	$ 0.03	$ 0.02	$ 0.11	$ (0.12)	$ 0.04	$ 0.09	$ 0.05	$ 0.26
Distributions declared per share	$ 0.1676	$ 0.1674	$ 0.1672	$ 0.1670	$ 0.1668	$ 0.1662	$ 0.1656	$ 0.1656